GLOBAL X FUNDS
(the “Trust”)

Global X NASDAQ 100® Tail Risk ETF (QTR) (the “Fund”)

SUPPLEMENT DATED AUGUST 18, 2023
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2023, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of August 18, 2023 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:[1]	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.01%
Total Annual Fund Operating Expenses:	0.26%
1 Management fees have been restated to reflect current fees.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$27	$84	$146	$331

2. As of the Effective Date, the section of the Fund's Statutory Prospectus titled “FUND MANAGEMENT - Investment Adviser” is hereby revised with respect to the Fund only as shown below:

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended October 31, 2022, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X NASDAQ 100® Tail Risk ETF	0.60%*****

*****The Board of Trustees of the Trust voted to approve a lower Management Fee of 0.25% for the Global X NASDAQ 100® Tail Risk ETF, Global X S&P 500® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, and Global X S&P 500® Collar 95-110 ETF effective August 18, 2023. Prior to that, the Fund was subject to a Management Fee of 0.60%.

GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500® Tail Risk ETF (XTR) (the “Fund”)

SUPPLEMENT DATED AUGUST 18, 2023
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2023, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of August 18, 2023 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:[1]	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.01%
Total Annual Fund Operating Expenses:	0.26%
1 Management fees have been restated to reflect current fees.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$27	$84	$146	$331

2. As of the Effective Date, the section of the Fund's Statutory Prospectus titled “FUND MANAGEMENT - Investment Adviser” is hereby revised with respect to the Fund only as shown below:

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended October 31, 2022, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X S&P 500® Tail Risk ETF	0.60%*****

*****The Board of Trustees of the Trust voted to approve a lower Management Fee of 0.25% for the Global X NASDAQ 100® Tail Risk ETF, Global X S&P 500® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, and Global X S&P 500® Collar 95-110 ETF effective August 18, 2023. Prior to that, the Fund was subject to a Management Fee of 0.60%.

GLOBAL X FUNDS
(the “Trust”)

Global X NASDAQ 100® Collar 95-110 ETF (QCLR) (the “Fund”)

SUPPLEMENT DATED AUGUST 18, 2023
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2023, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of August 18, 2023 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:[1]	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.00%
Total Annual Fund Operating Expenses:	0.25%
1 Management fees have been restated to reflect current fees.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$26	$80	$141	$318

2. As of the Effective Date, the section of the Fund's Statutory Prospectus titled “FUND MANAGEMENT - Investment Adviser” is hereby revised with respect to the Fund only as shown below:

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended October 31, 2022, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X NASDAQ 100® Collar 95-110 ETF	0.60%*****

*****The Board of Trustees of the Trust voted to approve a lower Management Fee of 0.25% for the Global X NASDAQ 100® Tail Risk ETF, Global X S&P 500® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, and Global X S&P 500® Collar 95-110 ETF effective August 18, 2023. Prior to that, the Fund was subject to a Management Fee of 0.60%.

GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500® Collar 95-110 ETF (XCLR) (the “Fund”)

SUPPLEMENT DATED AUGUST 18, 2023
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2023, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of August 18, 2023 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:[1]	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.00%
Total Annual Fund Operating Expenses:	0.25%
1 Management fees have been restated to reflect current fees.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$26	$80	$141	$318

2. As of the Effective Date, the section of the Fund's Statutory Prospectus titled “FUND MANAGEMENT - Investment Adviser” is hereby revised with respect to the Fund only as shown below:

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended October 31, 2022, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X S&P 500® Collar 95-110 ETF	0.60%*****

*****The Board of Trustees of the Trust voted to approve a lower Management Fee of 0.25% for the Global X NASDAQ 100® Tail Risk ETF, Global X S&P 500® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, and Global X S&P 500® Collar 95-110 ETF effective August 18, 2023. Prior to that, the Fund was subject to a Management Fee of 0.60%.

GLOBAL X FUNDS
(the “Trust”)

Global X NASDAQ 100® Tail Risk ETF (QTR)
Global X S&P 500® Tail Risk ETF (XTR)
Global X NASDAQ 100® Collar 95-110 ETF (QCLR)
Global X S&P 500® Collar 95-110 ETF (XCLR)
(the “Funds”)

SUPPLEMENT DATED AUGUST 18, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2023, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

As of August 18, 2023, the section of the Funds’ SAI titled “MANAGEMENT OF THE TRUST - INVESTMENT ADVISER” is hereby revised with respect to the Funds as shown below:

Each Fund pays the Adviser a fee ("Management Fee") for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund pays (or will pay, for Funds that have not yet commenced operations) a monthly Management Fee to the Adviser at the annual rates set forth in the table below (stated as a percentage of each Fund's respective average daily net assets).

Fund	Management Fee
Global X NASDAQ 100® Tail Risk ETF	0.25%
Global X S&P 500® Tail Risk ETF	0.25%
Global X NASDAQ 100® Collar 95-110 ETF	0.25%
Global X S&P 500® Collar 95-110 ETF	0.25%

The Board of Trustees of the Trust voted to approve a lower Management Fee of 0.25% for the Global X NASDAQ 100® Tail Risk ETF, Global X S&P 500® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, and Global X S&P 500® Collar 95-110 ETF effective August 18, 2023. Prior to that, the Fund was subject to a Management Fee of 0.60%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE